Going Concern and Management's Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Going Concern and Management's Plans (Textual)
Net loss	$ (1,297,852)	$ (1,657,877)
Accumulated deficit	(14,677,126)	$ (13,379,274)
Convertible note payable	$ 3,000,000
Maturity date	Feb. 13, 2017